Accounts Receivable, Net - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Total gross accounts receivable	$ 5,864,040	$ 5,309,656
Allowance for doubtful accounts	(93,032)	(73,386)	$ (48,529)
Accounts Receivable, net	5,771,008	$ 5,236,270
Subsequent Collection [Member]
Total gross accounts receivable	$ 5,589,408
Percentage of subsequent collection	95.30%
Percentage of subsequent collection, net	96.90%
Allowance for doubtful accounts
Accounts Receivable, net	5,589,408
Less than 3 Months [Member]
Total gross accounts receivable	4,751,705
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 4,587,583
Percentage of subsequent collection	96.50%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 1,010,693
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 993,403
Percentage of subsequent collection	98.30%
From 7 to 9 Months [Member]
Total gross accounts receivable	$ 12
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection	0.00%
From 10 to 12 Months [Member]
Total gross accounts receivable	$ 1,151
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 585
Percentage of subsequent collection	50.80%
Over 1 Year [Member]
Total gross accounts receivable	$ 100,479
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 7,837
Percentage of subsequent collection	7.80%